Income Taxes - Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	$ (302,151)	$ (173,240)	$ 239,537
Non-deductible expenses and non-taxable income, net	135,599	240,708	11,905
Social expenditures	4,629	3,822	9,331
Change in valuation allowance	185,675	123,758	71,928
Change in unrecognized tax benefits under ASC 740	61,230	17,598	(2,285)
Different tax rates in foreign jurisdictions	(20,448)	(15,370)	8,324
Fines and penalties related to taxes	631	5,988	2,122
Change in tax rate and tax legislation	(5,125)	(7,976)	(4,135)
Effect from intragroup transactions			28,002
Effect from disposal of subsidiaries	16,874
Other permanent differences	(23,272)	(2,443)	1,483
Income tax expense, as reported	$ 53,642	$ 192,845	$ 366,212